INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Operating Loss Carryforwards [Line Items]
Percentage decrease in effective tax rate for tax incentives	32.30%	0.60%	4.30%
Operating loss carryforwards	$ 89,300
Period of cumulative losses incurred	3 years
Deferred tax assets, valuation allowance recognised	$ 12,700
Deferred tax assets, valuation allowance	18,576	$ 5,732
Unrecognized tax benefits	10,517	9,872	$ 8,742	$ 24,755
Unrecognized tax benefits, income tax penalties and interest expense	400	(100)	$ 1,800
Unrecognized tax benefits, income tax penalties and interest accrued	900	$ 1,000
Decrease in unrecognized tax benefits is reasonably possible	1,400
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,800
Non-U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 83,500